UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nadine Milne
Title: Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Nadine Milne"                	Burlington, Ontario, Canada	 February 20, 2013
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	24

Form 13F Information Table Value Total: 	$25,011
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at December 31, 2012

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS
ABB LTD				SPONSORED ADR	  000375204	994		47790	SH 	 SOLE		47790
ARCHER DANIELS MIDLAND CO	COM		  039483102	578		21110	SH 	 SOLE		21110
BANCO SANTANDER SA		ADR		  05964H105	252		30789	SH 	 SOLE		30789
BARCLAYS PLC			ADR		  06738E204	2544		146900	SH 	 SOLE		146900
BHP BILLITON PLC		SPONSORED ADR	  05545E209	397		5635	SH 	 SOLE		5635
BANK OF AMERICA CORPORATION	COM		  060505104	697		60000	SH 	 SOLE		60000
CARNIVAL CORP			PAIRED CTF	  143658300	447		12160	SH 	 SOLE		12160
CITIGROUP INC			COM NEW		  172967424	593		15000	SH 	 SOLE		15000
DEUTSCHE BANK AG		NAMEN AKT	  D18190898	525		12000	SH 	 SOLE		12000
HSBC HLDGS PLC			SPON ADR NEW	  404280406	4567		86065	SH 	 SOLE		86065
ING GROEP N V			SPONSORED ADR	  456837103	332		35000	SH 	 SOLE		35000
JPMORGAN CHASE & CO		COM		  46625H100	3893		88540	SH 	 SOLE		88540
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	1178		368000	SH 	 SOLE		368000
NOVARTIS A G			SPONSORED ADR	  66987V109	401		6340	SH 	 SOLE		6340
POSCO				SPONSORED ADR	  693483109	207		2525	SH 	 SOLE		2525
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	637		59000	SH 	 SOLE		59000
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	469		6800	SH 	 SOLE		6800
SIEMENS A G			SPONSORED ADR	  826197501	715		6530	SH 	 SOLE		6530
SK TELECOM LTD			SPONSORED ADR	  78440P108	396		25000	SH 	 SOLE		25000
SYNGENTA AG			SPONSORED ADR	  87160A100	733		9070	SH 	 SOLE		9070
TOTAL S A			SPONSORED ADR	  89151E109	988		19000	SH 	 SOLE		19000
TOYOTA MOTOR CORP		SP ADR REP2COM	  892331307	373		4000	SH 	 SOLE		4000
VODAFONE GROUP PLC NEW		SPONS ADR NEW	  92857W209	242		9610	SH 	 SOLE		9610
WELLS FARGO & CO NEW		COM		  949746101	2854		83500	SH 	 SOLE		83500

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